Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Dispositions		$ (25,862)
Changes in asset retirement obligations		(980)
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	$ 198,379	270,593
Additions	36,018	21,081
Transfers to capital assets	(14,110)	(40,521)
Depreciation	(335)	(27,386)
Foreign exchange	4,334	1,454
Balance at December 31	224,286	198,379
Property, plant and equipment	224,286	198,379
Exploration and evaluation assets [member] | Cost
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	432,345
Balance at December 31	460,331	432,345
Property, plant and equipment	460,331	432,345
Exploration and evaluation assets [member] | Accumulated depreciation
Disclosure Of Exploration And Evaluation Assets [Line Items]
Balance at January 1	(233,966)
Balance at December 31	(236,045)	(233,966)
Property, plant and equipment	$ (236,045)	$ (233,966)